Equity (Detail)			1 Months Ended	3 Months Ended		12 Months Ended			26 Months Ended	36 Months Ended	38 Months Ended	46 Months Ended	57 Months Ended		60 Months Ended	69 Months Ended
	Apr. 30, 2021 USD ($) $ / shares shares	Feb. 15, 2019	Jan. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 15, 2019 USD ($) shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 02, 2020 $ / shares	Apr. 04, 2019 $ / shares	Jan. 18, 2019 USD ($)	Apr. 11, 2018 $ / shares	Apr. 06, 2018 $ / shares	Jan. 22, 2018 $ / shares	Dec. 31, 2017 shares	Apr. 13, 2016	Feb. 16, 2016 USD ($)	Feb. 12, 2016 shares
Preferred Stock, shares authorized				200,000,000		200,000,000	200,000,000		200,000,000		200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Preferred stock, par value (usd per share) | $ / shares				$ 0.01		$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued				0		0	0		0		0	0	0	0	0	0
Preferred stock, shares outstanding				0		0	0		0		0	0	0	0	0	0
Number of shares of common stock, authorized to be issued				1,000,000,000		1,000,000,000	1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Par value of common stock to be offered and sold to the public | $ / shares				$ 0.01		$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares issued				81,697,347	80,574,630	81,339,337	79,899,874	69,254,971	81,697,347		81,697,347	81,339,337	81,339,337	79,899,874	81,697,347	81,339,337							42,207,160
Issuance of common stock under the DRIP, shares				430,349	674,756	2,081,895	2,666,913	1,838,711		3,253,535		5,513,699	7,595,594		8,025,943
Issuance of vested and nonvested restricted common stock, shares													105,000		105,000
Issuance of common stock under the DRIP | $				$ 4,106,000	$ 6,437,000	$ 19,862,000	$ 25,533,000	$ 17,612,000		$ 31,021,000
Proceeds from issuance of common stock, dividend reinvestment plan | $												$ 52,630,000	$ 72,492,000		$ 76,598,000
Maximum percentage of common stock repurchased during period											5.00%
Share repurchase plan percentage of price per-share condition two				100.00%		100.00%			100.00%		100.00%	100.00%	100.00%		100.00%	100.00%
Stock Repurchased During Period, Shares				72,339	0	664,932	928,675	350,418					2,021,771	1,356,839	2,094,110	2,021,771
Stock acquired, average cost per share | $ / shares				$ 9.86		$ 9.34	$ 9.27	$ 9.45					$ 9.33	$ 9.33	$ 9.35
Share Repurchase Plan Holding Period Condition One													1 year
Share Repurchase Plan Percentage of Price per-Share Condition One						92.50%						92.50%	92.50%			92.50%
Stock Repurchased During Period, Value | $				$ 714,000		$ 6,214,000	$ 8,609,000	$ 3,312,000					$ 18,870,000	$ 12,656,000	$ 19,584,000	$ 18,870,000
Granted (in shares)													105,000		105,000
Share Price | $ / shares																	$ 9.54	$ 9.54			$ 9.65
Selling Commissions Percentage		0.030
Selling Commissions Expenses | $							2,241,000	6,983,000
Maximum percentage of dealer manager fee						3.00%
Percentage Of Dealer Manager Fee						1.00%
Dealer Manager Fees | $							759,000	2,364,000
Stockholder daily servicing fee percentage		0.010
Stockholder Servicing Fee Incurred | $							2,573,000	$ 8,069,000
Stockholder Servicing Fee Payable | $						$ 6,100,000	$ 12,610,000					$ 6,100,000	$ 6,100,000	$ 12,610,000		$ 6,100,000
Advisor [Member]
Percentage Of Dealer Manager Fee		2.00%				2.00%
Subsequent Event [Member]
Stock Repurchased During Period, Shares	117,228		72,339
Stock acquired, average cost per share | $ / shares	$ 9.89		$ 9.86
Stock Repurchased During Period, Value | $	$ 1,160,000		$ 713,000
Common Class T
Number of shares of common stock, authorized to be issued				900,000,000		900,000,000	900,000,000		900,000,000		900,000,000	900,000,000	900,000,000	900,000,000	900,000,000	900,000,000
Par value of common stock to be offered and sold to the public | $ / shares				$ 0.01		$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares issued				20,833		20,833	20,833		20,833		20,833	20,833	20,833	20,833	20,833	20,833
Common Class I
Number of shares of common stock, authorized to be issued				100,000,000		100,000,000	100,000,000		100,000,000		100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value of common stock to be offered and sold to the public | $ / shares				$ 0.01		$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Share Price | $ / shares																				$ 9.65		$ 9.21
Maximum percentage of dealer manager fee												1.50%	1.50%
Class T and Class I Common Stock
Shares issued				81,697,347		81,339,337	79,899,874		81,697,347		81,697,347	81,339,337	81,339,337	79,899,874	81,697,347	81,339,337
Subscriptions in offering of common stock received and accepted shares										75,639,681			75,639,681		75,639,681
Issuance of common stock under the DRIP, shares				430,349	674,756	2,081,895	2,666,913	1,838,711
Distribution Reinvestment Plan
Maximum dollar amount of common stock issuable under public offering | $																									$ 150,000,000
Two Thousand Fifteen Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																										4,000,000
Two Thousand Fifteen Incentive Plan [Member] | Restricted Stock [Member]
Share-based Payment Arrangement, Expense | $						$ 215,000	$ 207,000	$ 185,000
Two Thousand Fifteen Incentive Plan [Member] | Reelectedor Newly Elected Independent Directors Member [Member] | Restricted Stock [Member]
Issuance of vested and nonvested restricted common stock, shares						22,500	22,500	22,500
Granted (in shares)						22,500	22,500	22,500
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vesting Percentage																								20.00%
Two Thousand Fifteen Incentive Plan [Member] | Class T and Class I Common Stock
Shares issued						9.54						9.54	9.54			9.54
Share Price | $ / shares							$ 9.54	$ 9.65						$ 9.54
DRIP S-3 Public Offering
Issuance of common stock under the DRIP, shares						4,342,059			4,772,408
Maximum dollar amount of common stock issuable under public offering | $																			$ 100,000,000
Issuance of common stock under the DRIP | $						$ 41,471,000			$ 45,577,000
Louisiana Senior Housing Portfolio [Member]
Joint venture ownership interest				90.00%		90.00%			90.00%		90.00%	90.00%	90.00%		90.00%	90.00%
Net earning of joint venture allocated to noncontrolling interest				10.00%		10.00%